Loans and advances to customers - Movement in loss provision by impairment stage (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	€ (191,124)		€ (199,351)
Impairment at end of year	(184,596)		(191,124)	€ (199,351)
Loans and advances to customers combining those at amortised cost and those at fair value through other comprehensive income	706	$ 757
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	635		730
Impairment at end of year	474		635	730
Debt instruments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	(191,124)		(199,351)
Impairment at end of year	(184,596)		(191,124)	(199,351)
Debt instruments | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	635		730	498
Exchange differences and other	9		(112)	(116)
Impairment at end of year	474		635	730
Debt instruments | Financial instruments credit-impaired | Lifetime Expected Credit Losses | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year | $
Impairment at end of year	446	$ (596)
Debt instruments | Financial instruments not credit-impaired | Next 12 months | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	30
Impairment at end of year	22		30
Debt instruments | Financial instruments not credit-impaired | Lifetime Expected Credit Losses | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	9
Impairment at end of year	6		9
Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	(882,921)		(848,915)
Impairment at end of year			(882,921)	(848,915)
Loans and advances - Customers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	23,307		23,934	24,393
Write-off of impaired balances against recorded impairment allowance	(12,593)		(12,673)	(13,522)
Exchange differences and other	420		(457)	2,550
Impairment at end of year	22,242		23,307	23,934
Loans and advances - Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchange differences and other	(163)		387	798
Loans and advances - Customers | Financial instruments credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	14,906		16,207
Impairment at end of year	13,933		14,906	16,207
Loans and advances - Customers | Financial instruments not credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	8,401		7,727
Impairment at end of year	8,309		8,401	7,727
Financial assets at amortised cost, category | Loans and advances - Customers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	23,307		25,935
Transfer from Stage 2 to Stage 1	2,271		2,681
Transfer from Stage 3 to Stage 1	1,082		985
Transfer from Stage 3 to Stage 2	2,547		2,557
Transfer from Stage 1 to Stage 2	(747)		(1,218)
Transfer from Stage 2 to Stage 3	(436)		(829)
Transfer from Stage 1 to Stage 3	(94)		(89)
Net changes of the exposure and modifications in the credit risk	6,485		6,413
Write-off of impaired balances against recorded impairment allowance	(12,593)		(12,673)
Exchange differences and other	420		(455)
Impairment at end of year	22,242		23,307	25,935
Financial assets at amortised cost, category | Loans and advances - Customers | Financial instruments credit-impaired | Lifetime Expected Credit Losses | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	14,906		16,507
Transfer from Stage 3 to Stage 1	1,296		1,264
Transfer from Stage 3 to Stage 2	5,612		4,528
Transfer from Stage 2 to Stage 3	(817)		(1,264)
Transfer from Stage 1 to Stage 3	(123)		(173)
Net changes of the exposure and modifications in the credit risk	5,548		7,070
Write-off of impaired balances against recorded impairment allowance	(12,593)		(12,673)
Exchange differences and other	104		(353)
Impairment at end of year	13,933		14,906	16,507
Financial assets at amortised cost, category | Loans and advances - Customers | Financial instruments not credit-impaired | Next 12 months | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	3,658		4,349
Transfer from Stage 2 to Stage 1	(964)		(1,173)
Transfer from Stage 3 to Stage 1	(214)		(279)
Transfer from Stage 1 to Stage 2	301		438
Transfer from Stage 1 to Stage 3	29		84
Net changes of the exposure and modifications in the credit risk	1,119		304
Exchange differences and other	(94)		(65)
Impairment at end of year	3,835		3,658	4,349
Financial assets at amortised cost, category | Loans and advances - Customers | Financial instruments not credit-impaired | Lifetime Expected Credit Losses | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	4,743		5,079
Transfer from Stage 2 to Stage 1	3,235		3,854
Transfer from Stage 3 to Stage 2	(3,065)		(1,971)
Transfer from Stage 1 to Stage 2	(1,048)		(1,656)
Transfer from Stage 2 to Stage 3	381		435
Net changes of the exposure and modifications in the credit risk	(182)		(961)
Exchange differences and other	410		(37)
Impairment at end of year	€ 4,474		€ 4,743	€ 5,079